Performance B.4.1. Share-based compensation - Plan awards and shares expected to vest (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)	(723,668)	(453,969)
Shares still expected to vest (in shares)	1,112,771	574,234
2022 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	306,641
Additional shares granted (in shares)	0
Number of shares for rights offering, in share-based payment arrangement (in shares)	83,926
Revision for forfeitures (in shares)	0
Revision for cancellations (in shares)	0
Total before issuances (in shares)	390,567
Shares issued (in shares)	0
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	390,567
Estimated cost over the vesting period | $	$ 7,000
2022 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	865,862
Additional shares granted (in shares)	47,588
Number of shares for rights offering, in share-based payment arrangement (in shares)	227,947
Revision for forfeitures (in shares)	(21,990)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	1,119,407
Shares issued (in shares)	(13,957)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	1,105,450
Estimated cost over the vesting period | $	$ 20,000
2021 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	451,363
Additional shares granted (in shares)	0
Number of shares for rights offering, in share-based payment arrangement (in shares)	115,575
Revision for forfeitures (in shares)	(25,938)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	541,000
Shares issued (in shares)	(2,071)	(1,121)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	537,808
Estimated cost over the vesting period | $	$ 16,000
2021 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	536,890
Additional shares granted (in shares)	5,824
Number of shares for rights offering, in share-based payment arrangement (in shares)	93,375
Revision for forfeitures (in shares)	(28,130)
Revision for cancellations (in shares)	(9,250)
Total before issuances (in shares)	598,709
Shares issued (in shares)	(160,596)	(5,760)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	432,353
Estimated cost over the vesting period | $	$ 19,000
2020 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	341,897
Additional shares granted (in shares)	0
Number of shares for rights offering, in share-based payment arrangement (in shares)	20,862
Revision for forfeitures (in shares)	(265,632)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	97,127
Shares issued (in shares)	0	0	0
Performance conditions (in shares)	(97,127)
Shares still expected to vest (in shares)	0
Estimated cost over the vesting period | $	$ 4,000
2020 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	370,131
Additional shares granted (in shares)	5,928
Number of shares for rights offering, in share-based payment arrangement (in shares)	32,526
Revision for forfeitures (in shares)	(34,857)
Revision for cancellations (in shares)	(4,996)
Total before issuances (in shares)	368,732
Shares issued (in shares)	(100,362)	(113,653)	(3,571)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	151,146
Estimated cost over the vesting period | $	$ 15,000
2019 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	257,601
Additional shares granted (in shares)	0
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	(257,293)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	308
Shares issued (in shares)	(141)	0	(17)	(150)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	0
2019 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	297,856
Additional shares granted (in shares)	43,115
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	(32,253)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	308,718
Shares issued (in shares)	(100,654)	(87,141)	(96,629)	(24,294)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	0